Contingent Liabilities	6 Months Ended
Jun. 30, 2022
Disclosure of contingent liabilities [abstract]
Contingent Liabilities
Note 13 – Contingent Liabilities

From time to time, the Company may be party to litigation or other legal proceedings that it considers to be a part of the ordinary course of its business. The Company is not currently involved in any legal proceedings that could reasonably be expected to have a material adverse effect on its business, prospects, financial condition or results of operations.

In November 2020, the Israeli Securities Authority, or ISA, initiated an administrative proceeding claiming negligent misstatement regarding certain immediate and periodic reports published by the Company’s predecessor (Ophectra) during the years 2017 and 2018, prior to the merger with MeaTech and prior to establishment of the settlement fund in connection with the Merger. In February 2021, the trustee of the settlement fund informed the Company that the ISA views the Company as a party to this proceeding, notwithstanding the settlement and establishment of the settlement fund. This proceeding is of an administrative nature and carries a potential penalty in the form of a monetary fine which, under applicable Israeli law, could be as high as NIS 5 million. In April 2021, following negotiations with the ISA, the Company agreed to settle the matter for $0.2 million (NIS 0.7 million), for which the Company recorded a provision. The settlement is subject to approval of the ISA’s Enforcement Committee. Similar proceedings were initiated with several other companies where the verdict, as of now, is that the companies are not to be held liable to the claims. There for, the Company initiated procedures to try and reclaim its innocence. As of now, due to lack of certainty, the Company keeps its provision stated above.

In February 2021, a civil claim was lodged against the settlement fund, relating to Ophectra's activities prior to establishment of the settlement fund, in an amount of USD $0.7 million (NIS 2.5 million). The Company believes that it is more likely than not that no final ruling will be decided against the settlement fund.